Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	11.96%	11.76%	19.37%	(4.75%)